UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Asset Management Income Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 to June 30, 2008

Item 1. Reports to Stockholders.

Credit Suisse Asset Management
Income Fund, Inc.
Eleven Madison Avenue
New York, NY 10010

Directors

Enrique R. Arzac

Chairman of the Board

Terry Fires Bovarnick

James Cattano

Lawrence J. Fox

Steven Rappaport

Officers

George Hornig

Chief Executive Officer and President

Martha B. Metcalf

Chief Investment Officer

J. Kevin Gao

Chief Legal Officer, Senior Vice President
and Secretary

Emidio Morizio

Chief Compliance Officer

Michael A. Pignataro

Chief Financial Officer

Cecilia Chau

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
100 East Pratt Street
Baltimore, MD 21202

Credit Suisse Asset Management
Income Fund, Inc.

SEMIANNUAL REPORT
June 30, 2008
(unaudited)

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report

June 30, 2008 (unaudited)

August 6, 2008

Dear Shareholder:

Performance Summary

1/1/08 – 06/30/08

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	-2.27%
Total Return (based on market value)[1]	-1.52%
Merrill Lynch US High Yield Master II Constrained Index[2]	-1.06%

Market Review: A challenging period

The six-month period ended June 30, 2008, was a challenging one. Market volatility persisted due to growing concerns over the strength of financial institutions, sub-prime mortgages, tougher credit conditions, and a deteriorating macro-economic backdrop.

Liquidity remained limited as high yield spreads approached wides of 840 basis points versus Treasuries in March. At the time, an increasingly aggressive policy response from the Federal Reserve led to a significant improvement in valuations and market sentiment. Spreads responded by narrowing 207 bps to 633 bps by mid-June. Subsequently, inflationary pressures coupled with concerns about the overall macroeconomic environment caused spreads to widen again, ending the period at 719 bps. All told, spreads widened 132 basis points during the six months ending June 30, 2008.

During this period, the Merrill Lynch US High Yield Master II Constrained benchmark posted returns of -1.06%. Lower rated securities lagged the broader market with CCC issuers returning -2.75%, while BB rated issuers outperformed with returns of -0.13%.

Default rates, reported by Moody's Investor Services at 1.98% in June, have been inching slightly higher. Merrill Lynch's distress ratio rose to 21.6% in June, indicating higher default rates in the coming year. Finally, the most recent Federal Loan Officers Survey reflected a significant tightening of lending standards as bank balance sheet pressures have filtered through to lending attitudes.

On the technical front, new issuance was subdued for most of this period with approximately $47 billion in deals priced. In comparison, nearly $114 billion in deals were priced during the same period in 2007. Additionally, significant progress was made on the backlog of leveraged buyout financing waiting to come to market as the banks sold at discounted prices to a variety of private equity and distressed opportunity funds. Finally, on a year-to-date basis, retail mutual fund's have posted $1.2 billion of inflows.

Strategic Review and Outlook: Expecting conditions to remain challenging

During the period, the Fund underperformed the index on both an NAV and market value basis. Exposures in the CCC-rated segment detracted from portfolio returns. At the sector level, holdings in broadcasters, printing and publishing, wireless and consumer-driven sectors, such as retail and gaming, hurt relative returns, while an underweight to finance and investments helped performance. Finally, superior security selection in consumer products also contributed to performance.

In addition to core holdings in the more defensive industries, we remain relatively constructive on several issuers in the industrial and commercial space — particularly those with international end markets. Conversely, we are cautious with respect to consumer-driven industries given high energy prices and continued weak housing data, so

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report (continued)

June 30, 2008 (unaudited)

we have sought to limit exposures to these sectors. On the ratings front, we have been adding to positions in higher quality credits and using periods of market strength to reduce exposures in riskier names.

As 2008 has progressed, the macroeconomic environment has become more challenging. Furthermore, the recapitalization of banks and brokers is underway but will take some time. Therefore, we expect the high yield market to remain volatile as liquidity remains limited and balance sheet repair advances. Going forward, our portfolio strategy will remain selective in nature — paring back riskier issuers where possible, adding to higher quality credits in the secondary market, and taking advantage of new issue opportunities.

Martha Metcalf Chief Investment Officer*	George Hornig Chief Exective Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments. The Fund may include a greater degree of risk than other funds that invest in larger, more-developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

  *  Martha B. Metcalf is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and head of the U.S. High Yield Management Team. She has served in these capacities since 2005. As of November 2005, she is primarily responsible for the management of the Fund's assets. From 2000 until 2005, she was a Managing Director and Portfolio Manager of Global High Yield bonds, and head of a global high yield business with responsibility for total return, as well as structured portfolios at Invesco. Prior to her tenure at Invesco, Ms. Metcalf served for over 10 years at JPMorgan Investment Management, where she was Vice President and Portfolio Manager for High Yield Corporate bonds.

  **  George Hornig is a Managing Director of Credit Suisse. He is the Chief Operating Officer of Alternative Investments and Chairman of the Asset Management Americas Operating Committee. Mr. Hornig has been associated with Credit Suisse since 1999.

1  Assuming reinvestment of dividends of $0.18 per share.

2  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below-investment-grade, U.S. dollar-denominated corporate bonds issued in the U.S. domestic market. Any individual issuer is capped at 2%. Investors cannot invest directly in an index.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report (continued)

June 30, 2008 (unaudited)

Top Ten Holdings

(% of net assets as of 6/30/08)

Security Description

1.	Texas Competitive Electric Holdings Co. 10.250% 11/01/15	1.65%
2.	Sprint Nextel Corp. 6.000% 12/01/16	1.03%
3.	GMAC LLC 5.625% 05/15/09	0.84%
4.	Tenet Healthcare Corp. 9.875% 07/01/14	0.80%
5.	Intelsat Jackson Holdings, Ltd. 11.250% 06/15/16	0.76%
6.	Smurfit-Stone Container. 8.375% 07/01/12	0.73%
7.	HCA, Inc. 6.500% 02/15/16	0.71%
8.	Ford Motor Credit Co. LLC 7.000% 10/01/13	0.67%
9.	HCA, Inc. 9.250% 11/15/16	0.67%
10.	Community Health Systems, Inc. 8.875% 07/15/15	0.66%

Credit Quality Breakdown*

(% of total investments as of 6/30/08)

S&P Ratings

A	0.1%
BBB	0.7
BB	19.6
B	54.4
CCC	22.2
NR	2.9
Subtotal	99.9
Equities and Other	0.1
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Asset Management Income Fund, Inc.

Average Annual Returns

June 30, 2008 (unaudited)

	1 year	3 years	5 years	10 years
Net Asset Value (NAV)	(4.78)%	4.91%	6.99%	2.38%
Market Value	(13.81)%	(1.38)%	3.09%	1.24%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Past performance is no guarantee of future results. The current performance of the fund may be lower or higher than the figures shown. The fund's yield, return and market price and NAV will fluctuate. Performance information current to the most recent month-end is available by calling 800-293-1232.

The annualized gross and net expense ratios are 0.72%.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (88.1%)
Aerospace & Defense (1.5%)
$950	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+ , Ba3)	07/01/18	8.500	$958,312
275	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B , B3)	02/01/18	7.625	292,188
375	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.44)	(B- , B3)	04/01/15	8.875	378,750
825	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Subordinated Notes (Callable 04/01/12 @ $104.88)	(B- , Caa1)	04/01/17	9.750	829,125
400	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B- , B3)	07/15/14	7.750	397,000
					2,855,375
Agriculture (0.4%)
825	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 08/29/08 @ $108.00) ‡	(B- , Caa1)	11/01/10	11.000	845,625
Auto Loans (3.9%)
750	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes §	(B , B1)	06/15/10	7.875	647,643
1,725	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes §	(B , B1)	10/01/13	7.000	1,271,594
425	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B , B1)	08/10/11	9.875	358,315
850	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B , B1)	12/15/16	8.000	618,599
750	GMAC LLC, Debentures (Callable 09/19/08 @ $100.00) §	(B , B2)	04/01/11	6.000	532,667
1,700	GMAC LLC, Global Senior Unsecured Notes §	(B , B3)	05/15/09	5.625	1,574,343
375	GMAC LLC, Senior Unsecured Notes	(B , B3)	03/02/11	7.250	275,781
1,595	GMAC LLC, Senior Unsecured Notes	(B , B3)	12/01/14	6.750	1,054,635
75	GMAC LLC, Senior Unsubordinated Notes	(B , B3)	12/15/11	6.000	51,647
900	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+ , B3)	12/15/14	9.500	924,750
					7,309,974
Auto Parts & Equipment (2.1%)
850	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/08 @ $104.50)	(B+ , B1)	12/01/11	9.000	871,250
500	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94) §	(BB- , B1)	03/01/17	7.875	367,500
800	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+ , Caa1)	04/01/13	10.750	740,000
17	Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 12/01/09 @ $104.31)	(BB- , Ba3)	12/01/11	8.625	17,255
812	Goodyear Tire & Rubber Co., Global Senior Unsecured Notes (Callable 07/01/10 @ $104.50)	(BB- , Ba3)	07/01/15	9.000	814,030
485	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B+ , B3)	12/01/13	8.500	403,156
375	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(B , B3)	11/15/14	8.625	332,813
127	Visteon Corp., Global Senior Unsecured Notes §	(B- , Caa2)	08/01/10	8.250	113,665
329	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00) ‡	(B- , Caa1)	12/31/16	12.250	264,845
					3,924,514
Automotive (1.6%)
1,210	Ford Motor Co., Global Senior Unsecured Notes	(CCC+ , Caa1)	07/16/31	7.450	710,875
600	General Motors Corp., Global Senior Unsecured Notes	(B , Caa1)	01/15/11	7.200	463,500
1,750	General Motors Corp., Senior Unsecured Notes	(B , Caa1)	07/15/13	7.125	1,115,625
1,200	General Motors Corp., Senior Unsecured Notes §	(B , Caa1)	07/15/33	8.375	717,000
					3,007,000
Beverages (0.4%)
275	Constellation Brands, Inc., Company Guaranteed Notes	(BB- , Ba3)	12/15/14	8.375	279,813
525	Constellation Brands, Inc., Company Guaranteed Notes	(BB- , Ba3)	09/01/16	7.250	496,125
					775,938
Brokerage (0.2%)
175	E*TRADE Financial Corp., Global Senior Notes (Callable 09/02/08 @ $104.00) §	(B , Ba3)	06/15/11	8.000	161,875
315	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94) §	(B , Ba3)	12/01/15	7.875	272,475
					434,350
Building & Construction (1.2%)
900	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B- , Caa2)	10/01/15	9.500	526,500
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC+ , Caa1)	01/15/16	6.250	312,500

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Building & Construction
$600	KB HOME, Company Guaranteed Notes	(BB , Ba2)	06/15/15	6.250	$507,000
625	Standard Pacific Corp., Global Company Guaranteed Notes	(B- , B2)	08/15/15	7.000	518,750
250	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)	(B- , Caa2)	02/15/14	7.500	128,750
350	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B , Caa2)	12/15/12	7.625	183,750
					2,177,250
Building Materials (2.8%)
750	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.62) +§	(CCC , Caa2)	03/01/14	0.000	498,750
825	Building Materials Corp., Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+ , B3)	08/01/14	7.750	680,625
725	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B+ , B2)	10/01/12	9.875	685,125
750	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/09 @ $105.25)	(B , B3)	07/01/13	10.500	630,000
300	Dayton Superior Corp., Company Guaranteed Notes (Callable 09/19/08 @ $100.00)	(CCC+ , Caa1)	06/15/09	13.000	245,250
375	General Cable Corp., Global Company Guaranteed Notes (Callable 04/01/09 @ $102.00) #	(B+ , B1)	04/01/15	5.073	334,687
325	Norcraft Cos., Global Company Guaranteed Notes (Callable 08/25/08 @ $104.50)	(B+ , B1)	11/01/11	9.000	328,250
250	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/08 @ $104.88) +	(B- , B3)	09/01/12	0.000	234,063
475	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC , Caa1)	09/01/14	8.500	306,375
750	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38) #§	(CCC , Caa2)	03/01/14	10.750	345,000
900	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $104.50) §	(CCC+ , Caa2)	02/15/12	9.000	533,250
500	Ply Gem Industries, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/11 @ $105.88) ‡	(B , B2)	06/15/13	11.750	461,250
					5,282,625
Chemicals (2.9%)
925	Chemtura Corp., Company Guaranteed Notes	(BB , Ba2)	06/01/16	6.875	804,750
650	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94) +	(B- , B2)	11/15/14	0.000	591,500
725	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B , B3)	12/01/14	9.750	623,500
625	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75) §	(CCC+ , Caa2)	12/01/16	11.500	468,750
175	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/08 @ $104.50)	(B- , B3)	11/15/13	9.000	274,343
800	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/09 @ $104.50) +	(B- , B3)	02/01/14	0.000	740,000
175	PolyOne Corp., Rule 144A, Senior Notes ‡	(B+ , B1)	05/01/12	8.875	175,875
575	PolyOne Corp., Senior Notes §	(B+ , B1)	05/01/12	8.875	577,875
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50) ‡	(B+ , B2)	08/15/14	9.000	753,750
475	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB , B1)	02/01/17	7.000	467,875
					5,478,218
Computer Hardware (0.2%)
500	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+ , Caa1)	05/01/16	9.500	397,500
Consumer Products (1.4%)
650	AAC Group Holding Corp., Global Senior Unsecured Notes (Callable 10/01/08 @ $105.13) +	(CCC+ , Caa1)	10/01/12	0.000	624,000
1,025	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+ , Caa1)	05/01/14	8.750	917,375
550	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B , B3)	05/01/17	7.500	481,250
594	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 08/25/08 @ $104.63)	(B- , B3)	04/15/12	9.250	596,970
					2,619,595
Consumer/Commercial/Lease Financing (0.1%)
500	Residential Capital LLC, Rule 144A, Secured Notes (Callable 05/15/10 @ $104.81) ‡	(CCC- , Caa3)	05/15/15	9.625	245,000
Diversified Capital Goods (2.1%)
575	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/08 @ $102.00) ‡#	(B , B2)	12/15/13	6.651	543,375
850	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75) §	(B- , B3)	08/01/14	9.500	824,500
575	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B- , B3)	12/15/13	8.625	549,125
800	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B- , B3)	08/15/14	10.000	780,000
625	Titan International, Inc., Global Company Guaranteed Notes	(B- , Caa1)	01/15/12	8.000	615,625
694	TriMas Corp., Global Company Guaranteed Notes (Callable 08/25/08 @ $103.29)	(B- , B3)	06/15/12	9.875	615,925
					3,928,550

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Electric - Generation (3.8%)
$800	Calpine Generating Company LLC, Global Senior Secured Notes (Callable 08/25/08 @ $103.50) Ø	(NR , NR)	04/01/10	0.000	$46,000
825	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B , B2)	06/01/15	7.500	765,187
1,200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B , B2)	05/01/16	8.375	1,170,000
725	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B , B2)	06/01/19	7.750	663,375
800	Edison Mission Energy, Global Senior Unsecured Notes	(BB- , B1)	05/15/17	7.000	752,000
200	Edison Mission Energy, Global Senior Unsecured Notes	(BB- , B1)	05/15/19	7.200	187,500
271	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+ , Baa3)	01/02/16	8.560	280,128
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B , B1)	01/15/17	7.375	189,500
425	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B , B1)	02/01/16	7.375	401,094
575	Reliant Energy, Inc., Senior Unsecured Notes §	(BB- , B1)	06/15/14	7.625	563,500
575	Reliant Energy, Inc., Senior Unsecured Notes	(BB- , B1)	06/15/17	7.875	564,937
1,025	The AES Corp., Global Senior Unsecured Notes	(BB- , B1)	10/15/17	8.000	1,009,625
550	The AES Corp., Senior Unsecured Notes §	(BB- , B1)	03/01/14	7.750	545,188
					7,138,034
Electric - Integrated (3.2%)
375	Energy Future Holdings, Rule 144A, Company Guaranteed Notes (Callable 11/01/12 @ $105.44) ‡	(B- , B3)	11/01/17	10.875	380,625
1,000	Mirant Americas Generation, LLC, Senior Unsecured Notes	(B- , B3)	10/01/21	8.500	937,500
268	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB , Ba1)	06/30/17	9.125	295,194
525	PNM Resources, Inc., Unsecured Notes	(BB- , Ba2)	05/15/15	9.250	544,688
3,150	Texas Competitive Electric Holdings Co., LLC, Series A, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13) ‡§	(CCC , B3)	11/01/15	10.250	3,102,750
700	Texas Competitive Electric Holdings Co., LLC, Series B, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13) ‡§	(CCC , B3)	11/01/15	10.250	689,500
					5,950,257
Electronics (2.3%)
900	Amkor Technology, Inc., Global Senior Notes (Callable 08/25/08 @ $103.88)	(B+ , B1)	05/15/13	7.750	838,125
194	Ampex Corp., Secured Notes ^Ø	(NR , NR)	08/15/08	12.000	188,100
375	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/09 @ $103.81) (Canada) §	(B , B3)	07/01/13	7.625	361,875
175	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(B- , B2)	12/15/14	8.875	143,063
1,425	Freescale Semiconductor, Inc., Senior Subordinated Notes §	(B- , B3)	12/15/16	10.125	1,093,687
675	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38) §	(B- , B3)	03/01/13	6.750	609,188
150	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B- , B3)	03/01/16	8.125	135,750
450	Spansion LLC, Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62) ‡	(B , Caa2)	01/15/16	11.250	281,250
775	Viasystems, Inc., Global Senior Unsecured Notes (Callable 08/11/08 @ $105.25)	(B+ , Caa1)	01/15/11	10.500	769,187
					4,420,225
Energy - Exploration & Production (3.5%)
650	Chaparral Energy, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $104.44)	(B- , Caa1)	02/01/17	8.875	567,125
100	Chesapeake Energy Corp., Company Guaranteed Notes	(BB , Ba3)	07/15/13	7.625	100,750
325	Chesapeake Energy Corp., Company Guaranteed Notes	(BB , Ba3)	12/15/18	7.250	317,688
975	Chesapeake Energy Corp., Company Guaranteed Notes (Callable 01/15/09 @ $103.44)	(BB , Ba3)	01/15/16	6.875	945,750
650	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B+ , B1)	12/01/17	7.250	637,000
600	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50) ‡	(BB- , B3)	06/01/16	9.000	613,500
550	Mariner Energy Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B , B3)	05/15/17	8.000	534,875
800	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B , B3)	07/15/13	9.125	824,000
925	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB , B1)	06/15/15	7.750	936,562
525	Southwestern Energy Co., Rule 144A, Senior Unsecured Notes ‡	(BB+ , Ba2)	02/01/18	7.500	542,803
525	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB- , B1)	06/01/17	7.125	486,937
					6,506,990
Environmental (1.1%)
975	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BB , B1)	03/15/15	7.250	977,437
1,000	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B- , Caa1)	04/15/14	9.500	1,015,000
					1,992,437

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Food & Drug Retailers (1.0%)
$1,200	Duane Reade, Inc., Global Company Guranteed Notes (Callable 08/25/08 @ $104.88) §	(CCC- , Caa3)	08/01/11	9.750	$1,080,000
150	Ingles Markets, Inc., Global Senior Subordinated Notes (Callable 08/25/08 @ $102.90)	(B+ , B2)	12/01/11	8.875	152,625
50	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+ , B2)	04/15/15	7.750	49,875
600	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $104.06)	(B+ , B2)	06/15/12	8.125	606,000
					1,888,500
Food - Wholesale (1.0%)
525	Dole Foods Co., Inc., Debentures §	(B- , Caa1)	07/15/13	8.750	464,625
75	Dole Foods Co., Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $102.22)	(B- , Caa1)	03/15/11	8.875	67,125
550	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B- , Caa1)	08/01/11	10.500	506,000
975	Smithfield Foods, Inc., Senior Unsecured Notes	(BB- , Ba3)	07/01/17	7.750	814,125
					1,851,875
Forestry & Paper (3.0%)
313	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB- , B2)	10/15/14	7.125	251,965
1,075	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 08/11/08 @ $103.66)	(B , B2)	03/15/10	9.750	1,026,625
600	Georgia-Pacific Corp., Debentures	(B+ , B2)	06/15/15	7.700	570,000
200	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56) ‡§	(BB- , Ba3)	01/15/17	7.125	189,000
525	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B- , B3)	08/15/13	9.500	504,000
375	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(CCC+ , B3)	03/15/14	9.750	253,125
350	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B- , B2)	05/01/12	10.000	356,125
450	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00) §	(CCC+ , B3)	05/01/13	12.000	456,750
1,550	Smurfit-Stone Container, Global Senior Notes (Callable 08/11/08 @ $102.79)	(B- , B3)	07/01/12	8.375	1,367,875
675	Verso Paper Holdings LLC, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+ , B3)	08/01/16	11.375	642,937
75	Verso Paper Holdings LLC, Inc., Series B, Global Secured Notes (Callable 08/01/10 @ $104.56)	(B+ , B2)	08/01/14	9.125	73,688
					5,692,090
Gaming (4.3%)
775	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69) ‡	(B , B2)	12/15/14	9.375	523,125
125	Caesars Entertainment, Inc., Global Company Guaranteed Notes §	(B- , Caa1)	03/15/10	7.875	114,375
1,325	Caesars Entertainment, Inc., Global Company Guaranteed Notes §	(B- , Caa1)	05/15/11	8.125	1,066,625
775	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00) ‡	(B- , Caa1)	08/01/13	8.000	664,562
145	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63) ‡	(BB , Ba2)	11/15/19	7.250	122,525
375	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50) ‡	(B , B3)	05/01/15	13.875	368,438
375	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13) ‡	(CCC+ , Caa1)	06/15/15	10.250	245,625
125	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $104.06) Ø	(D , C)	06/01/12	8.125	20,000
825	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B , B3)	06/15/14	9.750	622,875
300	Majestic Star Casino LLC, Global Company Guaranteed Notes (Callable 10/15/08 @ $104.88)	(CCC- , Caa2)	01/15/11	9.750	91,500
850	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25) ‡	(BB+ , Ba2)	11/15/15	8.500	754,375
925	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	04/01/16	6.875	749,250
725	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	06/01/16	7.500	599,937
900	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	01/15/17	7.625	744,750
125	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB , Ba2)	04/01/13	6.750	108,438
350	Peermont Global Proprietary Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81) ‡	(B , B3)	04/30/14	7.750	439,775
435	Tropicana Entertainment LLC., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81) Ø§	(NR , NR)	12/15/14	9.625	208,800
325	Trump Entertainment Resorts, Inc.,Senior Secured Notes (Callable 06/01/10 @ $104.25)	(CCC+ , Caa1)	06/01/15	8.500	203,938
475	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56) ‡	(B+ , B1)	09/15/14	9.125	475,000
					8,123,913
Gas Distribution (2.2%)
500	Amerigas Partners LP, Senior Unsecured	(NR , B1)	05/20/15	7.250	470,000
525	El Paso Corp., Senior Unsecured Notes	(BB- , Ba3)	06/01/18	7.250	519,750
1,150	El Paso Performance-Link, Rule 144A, Senior Unsecured Notes ‡	(NR , Ba3)	07/15/11	7.750	1,164,297
525	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+ , B1)	03/01/16	8.250	519,750
200	Inergy LP/Inergy Finance Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.44)	(B+ , B1)	12/15/14	6.875	187,000

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Gas Distribution
$350	MarkWest Energy Partners LP/ Finance Corp., Rule 144A, Senior Notes (Callable 04/15/13 @ $104.38) ‡	(B+ , B2)	04/15/18	8.750	$359,625
575	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13) ‡	(B , B2)	07/01/16	8.250	557,750
450	Williams Partners LP, Global Senior Unsecured Notes	(NR , NR)	02/01/17	7.250	452,250
					4,230,422
Health Services (6.4%)
875	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94) ‡§	(B , Caa1)	11/01/15	9.875	881,562
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B- , B3)	10/15/17	10.000	375,375
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B- , Caa1)	10/15/17	11.625	372,750
1,225	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B , B3)	07/15/15	8.875	1,238,781
1,225	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB- , B2)	11/15/16	9.250	1,264,812
700	HCA, Inc., Global Senior Unsecured Notes	(B- , Caa1)	01/15/15	6.375	584,500
1,600	HCA, Inc., Global Senior Unsecured Notes	(B- , Caa1)	02/15/16	6.500	1,340,000
475	HCA, Inc., Senior Unsecured Notes	(B- , Caa1)	10/01/12	6.300	428,688
400	HCA, Inc., Senior Unsecured Notes	(B- , Caa1)	02/15/13	6.250	349,000
375	HCA, Inc., Senior Unsecured Notes	(B- , Caa1)	07/15/13	6.750	330,938
800	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38) §	(CCC+ , Caa1)	06/15/16	10.750	864,000
550	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.13)	(BB- , Ba3)	02/15/13	6.250	525,250
1,500	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B , Caa1)	07/01/14	9.875	1,515,000
500	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B , Caa1)	02/01/15	9.250	492,500
275	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/09 @ $102.00) #§	(B+ , B3)	06/01/15	6.303	258,500
225	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/11 @ $104.25)	(B+ , B3)	06/01/15	8.500	226,125
950	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	945,250
					11,993,031
Hotels (0.5%)
250	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44) §	(BB , Ba1)	11/01/14	6.875	231,250
750	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB , Ba1)	06/01/16	6.750	669,375
					900,625
Household & Leisure Products (0.6%)
650	ALH Finance LLC/ALH Finance Corp., Global Senior Subordinated Notes (Callable 01/15/09 @ 104.25)	(CCC+ , B3)	01/15/13	8.500	598,000
400	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $101.50) #	(CCC+ , Caa1)	01/15/12	6.713	346,000
325	Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00) §	(CCC- , Caa3)	07/15/12	10.000	209,625
					1,153,625
lnvestments & Misc. Financial Services (0.2%)
425	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25) ‡	(B- , B3)	11/15/15	10.500	394,188
Leisure (0.4%)
472	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12) ‡	(CCC , Caa2)	07/15/16	12.250	437,780
600	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81) §	(CCC- , Caa3)	06/01/14	9.625	336,000
					773,780
Lodging (0.5%)
475	Inn of the Mountain Gods, Global Senior Notes (Callable 08/25/08 @ $106.00)	(B , B3)	11/15/10	12.000	410,875
625	Majestic Star Casino LLC, Senior Secured Notes (Callable 08/11/08 @ $104.75)	(B- , B2)	10/15/10	9.500	521,875
					932,750
Machinery (0.5%)
700	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31) §	(B , B3)	02/15/17	8.625	707,000
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00) §	(B+ , Ba3)	11/15/17	8.000	249,375
					956,375

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Broadcast (2.5%)
$450	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 08/25/08 @ $103.88)	(B+ , B1)	12/15/12	7.750	$439,875
975	Barrington Broadcasting, Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC+ , Caa1)	08/15/14	10.500	844,594
775	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC+ , Baa3)	09/15/14	5.500	465,542
575	CMP Susquehanna Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $104.94)	(CCC , Caa1)	05/15/14	9.875	405,375
375	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B , B2)	09/15/14	8.625	393,750
325	ION Media Networks, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/08 @ $102.00) ‡#	(CCC- , Caa1)	01/15/13	8.963	210,437
575	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63) ‡	(CCC+ , Caa1)	06/15/15	9.250	451,375
935	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88) ‡§	(CCC , B3)	03/15/15	9.750	691,900
400	XM Satellite Radio, Inc., Global Company Guaranteed Notes (Callable 08/11/08 @ $102.00) #	(CCC , Caa1)	05/01/13	7.373	388,000
925	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC- , Caa2)	01/15/14	8.750	504,125
					4,794,973
Media - Cable (4.8%)
1,165	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+ , Caa1)	01/15/14	9.375	1,054,325
1,275	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50) §	(CCC , Caa3)	10/01/15	11.000	951,469
1,225	CCH II LLC, Series B, Global Company Guaranteed Notes (Callable 09/15/08 @ $105.13) §	(CCC , Caa2)	09/15/10	10.250	1,188,250
495	Charter Communications Holdings LLC, Senior Unsecured Notes (Callable 08/29/08 @ $100.00) §	(CCC , Ca)	04/01/11	9.920	356,400
325	Charter Communications Operating LLC/Charter Communications Operating Capital, Rule 144A, Senior Secured Notes ‡	(B- , B3)	04/30/12	8.000	308,750
950	CSC Holdings, Inc., Global Senior Unsecured Notes	(BB , B1)	04/15/12	6.750	897,750
250	CSC Holdings, Inc., Rule 144A, Senior Notes (Callable 06/15/12 @ $104.25) ‡	(BB , B1)	06/15/15	8.500	246,875
580	CSC Holdings, Inc., Series B, Senior Unsecured Notes	(BB , B1)	04/01/11	7.625	571,300
350	DirecTV Holdings LLC/DirecTV Financing Co., Rule 144A, Senior Notes (Callable 05/15/12 @ $103.81) ‡	(BB , Ba3)	05/15/16	7.625	346,500
675	DirecTV Holdings LLC/DirecTV Financing Co., Global Company Guaranteed Notes (Callable 08/25/08 @ $104.19) §	(BB , Ba3)	03/15/13	8.375	698,625
125	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/13	7.000	119,688
750	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	695,625
625	EchoStar DBS Corp., Rule 144A, Company Guaranteed Notes ‡	(BB- , Ba3)	05/31/15	7.750	610,937
475	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B- , B3)	10/15/15	8.500	426,906
525	Mediacom LLC/Mediacom Capital Corp., Senior Notes (Callable 08/11/08 @ $100.00)	(B- , B3)	02/15/11	7.875	486,937
25	Mediacom LLC/Mediacom Capital Corp., Senior Unsecured Notes (Callable 01/15/09 @ $100.00)	(B- , B3)	01/15/13	9.500	23,688
					8,984,025
Media - Services (0.3%)
675	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B , B3)	04/15/14	7.375	564,469
Medical Products & Supplies (0.3%)
675	VWR Funding, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B- , Caa1)	07/15/15	10.250	626,063
Metals & Mining - Excluding Steel (1.5%)
125	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B- , B3)	12/15/14	9.000	100,156
675	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(B- , Caa1)	12/15/16	10.000	497,813
600	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB- , Ba2)	04/01/15	8.250	631,566
625	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB- , Ba2)	04/01/17	8.375	660,400
78	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $103.42)	(BB , Ba3)	02/15/12	10.250	81,120
1,050	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 08/25/08 @ $102.00) #§	(B- , B3)	05/15/15	6.828	910,875
					2,881,930
Multi-Line Insurance (0.1%)
340	MBIA Insurance Corp., Rule 144A, Subordinated Notes (Callable 01/15/13 @ $100.00) ‡#	(A , Baa1)	01/15/33	14.000	141,198
Non-Food & Drug Retailers (3.4%)
250	Affinity Group, Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $104.50)	(CCC+ , Caa1)	02/15/12	9.000	221,250
902	Affinity Group, Inc., Global Senior Unsecured Notes (Callable 08/25/08 @ $105.44)	(CCC , Caa2)	02/15/12	10.875	798,243
525	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B , B3)	03/15/17	7.625	425,250
825	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00) §	(B , Caa1)	10/15/12	12.000	771,375

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Non-Food & Drug Retailers
$525	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB , Ba1)	10/01/12	8.000	$538,125
300	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00) §	(CCC , B2)	11/01/14	10.000	261,375
500	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69) §	(CCC , Caa1)	11/01/16	11.375	400,000
1,000	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19) §	(B , B3)	10/15/15	10.375	1,005,000
650	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notes ø	(D , NR)	08/01/09	11.875	26,000
400	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00) ‡	(B- , B3)	12/15/13	12.000	369,000
922	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+ , B3)	12/15/13	10.625	940,440
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B- , B3)	02/15/15	8.500	39,250
750	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88) §	(CCC+ , Caa1)	02/15/17	9.750	543,750
					6,339,058
Office Equipment (0.3%)
525	IKON Office Solutions, Inc., Global Senior Unsecured Notes (Callable 09/15/10 @ $103.88)	(BB- , Ba3)	09/15/15	7.750	528,938
Oil Field Equipment & Services (0.4%)
500	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB , Ba2)	09/15/17	7.500	503,750
300	Key Energy Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/11 @ $104.19) ‡	(BB- , B1)	12/01/14	8.375	307,500
					811,250
Packaging (2.0%)
460	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B+ , B3)	11/01/16	8.250	469,200
575	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC+ , Caa2)	03/01/16	10.250	434,125
565	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.44)	(CCC+ , Caa1)	09/15/14	8.875	491,550
500	Constar International, Inc., Company Guaranteed Notes (Callable 08/25/08 @ $105.50)	(CCC , Caa2)	12/01/12	11.000	277,500
225	Crown Cork & Seal Co., Inc., Debentures (Callable 08/11/08 @ $101.91)	(B , B2)	04/15/23	8.000	200,250
25	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+ , Caa1)	10/15/12	8.500	23,812
825	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+ , Caa1)	10/15/14	9.875	734,250
125	Owens-Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $104.12)	(BB , Ba3)	05/15/13	8.250	128,750
475	Pliant Corp., Global Senior Secured Notes (Callable 07/07/08 @ $105.81)	(B , NR)	06/15/09	11.625	479,750
650	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.25) §	(CCC , Caa2)	02/15/14	8.500	572,000
					3,811,187
Printing & Publishing (2.2%)
500	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $103.94)	(B , B3)	12/01/13	7.875	420,000
1,125	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(B- , B3)	11/15/16	8.000	712,969
2,000	Premier Graphics, Inc., Company Guaranteed Notes ^Ø	(NR , NR)	12/01/05	11.500	0
1,975	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B- , B3)	01/15/13	6.875	1,185,000
250	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B- , B3)	01/15/13	6.875	150,000
925	Reader's Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50) ‡	(CCC , Caa1)	02/15/17	9.000	679,875
825	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25) ‡	(CCC+ , Caa1)	01/15/15	10.500	717,750
400	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B- , B3)	03/01/15	8.250	365,000
					4,230,594
Railroads (0.3%)
500	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(BB- , B2)	06/01/15	8.000	507,500
Restaurants (0.2%)
475	Denny's Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B , B3)	10/01/12	10.000	463,125
Software/Services (1.5%)
1,150	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94) ‡	(B , B3)	09/24/15	9.875	1,001,937
1,075	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13) §	(B- , Caa1)	08/15/15	10.250	1,085,750
700	Unisys Corp., Senior Unsubordinated Notes (Callable 01/15/12 @ $106.25)	(B+ , B2)	01/15/16	12.500	714,000
					2,801,687

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Steel Producers/Products (1.3%)
$575	AK Steel Corp., Global Company Guaranteed Notes (Callable 08/25/08 @ $102.58)	(BB- , B1)	06/15/12	7.750	$579,312
250	PNA Intermediate Holdings Corp., Global Senior Unsecured Notes (Callable 08/29/08 @ $102.00) #	(B- , Caa1)	02/15/13	9.676	251,250
800	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B , B3)	02/15/14	11.250	770,000
800	Ryerson, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/11 @ $106.00) ‡	(B+ , B2)	11/01/15	12.000	798,000
0	WCI Steel Acquisition, Inc., Senior Notes (1)	(NR , NR)	05/01/16	8.000	300
					2,398,862
Support - Services (4.3%)
400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+ , Caa1)	07/15/11	11.375	346,000
200	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/09 @ $102.00) #	(B , B3)	02/01/15	6.373	188,000
650	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B , B3)	02/01/15	8.500	640,250
100	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+ , B2)	06/01/14	8.750	93,500
675	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+ , Caa1)	06/01/16	10.250	624,375
450	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44) §	(BB- , B1)	01/01/14	8.875	414,000
400	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)	(B , B2)	01/01/16	10.500	366,000
275	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)	(B+ , B2)	06/15/20	8.000	272,250
250	Iron Mountain, Inc., Company Guaranteed Notes (Callable 08/05/08 @ $103.31)	(B+ , B2)	01/01/16	6.625	235,000
350	Iron Mountain, Inc., Company Guaranteed Notes (Callable 08/25/08 @ $101.44)	(B+ , B2)	04/01/13	8.625	353,500
1,025	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 08/29/08 @ $103.56)	(CCC+ , Caa1)	05/15/13	10.670	1,025,000
475	Kar Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/10 @ $104.38)	(CCC+ , B3)	05/01/14	8.750	415,625
425	Kar Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $105.00)	(CCC , Caa1)	05/01/15	10.000	359,125
650	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+ , B2)	08/01/14	9.750	627,250
135	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00) §	(CCC+ , Caa2)	06/01/15	10.000	51,975
725	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B- , Caa1)	12/01/14	9.500	609,000
1,175	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94) §	(CCC+ , Caa1)	09/01/16	11.875	969,375
75	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 08/11/08 @ $103.25) §	(BB- , B1)	02/15/12	6.500	67,875
500	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50) §	(B , B2)	02/15/14	7.000	390,000
					8,048,100
Telecom - Fixed Line (1.1%)
1,150	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00) #	(CCC+ , Caa1)	02/15/15	6.704	966,000
525	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+ , Caa1)	03/15/13	12.250	530,906
500	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+ , B3)	02/15/14	9.250	513,750
					2,010,656
Telecom - Integrated/Services (3.0%)
975	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B- , B2)	01/15/14	8.375	948,187
600	Citizens Communications Co., Senior Unsecured Notes §	(BB , Ba2)	01/15/13	6.250	559,500
425	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25) §	(CCC , Caa3)	05/01/15	12.500	108,375
700	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B , B1)	04/15/14	9.500	711,375
1,000	Paetec Holding Corp.,Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+ , Caa1)	07/15/15	9.500	927,500
925	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 08/29/08 @ $103.62)	(B+ , Ba3)	02/15/11	7.250	898,406
550	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+ , Ba3)	02/15/14	7.500	525,250
225	Windstream Corp., Global Company Guaranteed Notes	(BB , Ba3)	08/01/13	8.125	225,563
75	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB , Ba3)	03/15/19	7.000	68,438
675	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB , Ba3)	08/01/16	8.625	676,687
					5,649,281
Telecom - Wireless (2.4%)
375	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 08/25/08 @ $105.06)	(B , B2)	06/15/13	10.125	388,125
675	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B- , B3)	11/01/14	9.375	653,063
575	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B- , Caa1)	11/01/14	9.250	556,313

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Telecom - Wireless
$1,200	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/09 @ $102.98)	(BB , Baa3)	03/15/14	5.950	$964,100
2,250	Sprint Nextel Corp., Senior Unsecured Notes	(BB , Baa3)	12/01/16	6.000	1,938,053
					4,499,654
Textiles & Apparel (0.4%)
825	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+ , B2)	01/15/15	9.750	833,250
Theaters & Entertainment (0.5%)
1,025	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+ , B2)	03/01/14	8.000	914,812
TOTAL U.S. CORPORATE BONDS (Cost $183,242,809)					166,021,243
FOREIGN CORPORATE BONDS (8.4%)
Building Materials (0.0%)
750	Maax Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.88) (Canada)	(NR , NR)	06/15/12	9.750	18,750
Chemicals (0.7%)
1,150	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg) ‡	(B- , B3)	08/15/15	8.375	736,000
775	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom) ‡	(B- , B3)	02/15/16	8.500	513,437
					1,249,437
Electronics (1.0%)
775	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B , B3)	12/01/15	11.875	837,000
150	Celestica, Inc., Senior Subordinated Notes (Callable 08/25/08 @ $103.94) (Canada)	(B , B3)	07/01/11	7.875	150,750
550	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.31) (Netherlands)	(B , B3)	10/15/15	8.625	667,245
275	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands)	(B , B3)	10/15/15	9.500	239,937
75	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.94) (Netherlands) §	(BB- , Ba3)	10/15/14	7.875	69,375
					1,964,307
Energy - Exploration & Production (0.3%)
550	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada) §	(BB+ , B1)	12/15/14	8.250	550,000
Forestry & Paper (0.8%)
1,450	Abitibi-Consolidated, Inc., Global Company Guaranteed Notes (Canada)	(CCC+ , Caa2)	06/15/11	7.750	739,500
750	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+ , B2)	04/01/15	7.750	686,250
					1,425,750
Gaming (0.3%)
400	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg) ‡	(BB- , B2)	06/15/15	8.250	538,838
Media - Cable (0.7%)
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B- , B2)	08/15/16	9.125	141,375
400	UnityMedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany) ‡	(B- , Caa2)	02/15/15	10.125	601,860
350	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B- , B2)	04/15/14	9.750	640,828
					1,384,063
Media - Diversified (0.4%)
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B , B2)	03/15/16	7.750	724,625

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Oil Refining & Marketing (0.3%)
$525	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda) ‡	(BB- , B1)	05/01/14	6.750	$477,750
75	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda) ‡	(BB- , B1)	05/01/17	7.000	66,563
					544,313
Packaging (0.3%)
240	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ 103.94) (Germany) ‡	(BB , B1)	03/01/15	7.875	378,132
175	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands) ‡	(B- , B3)	09/15/14	9.250	246,771
					624,903
Pharmaceuticals (0.3%)
75	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B , B3)	11/15/11	7.750	73,125
500	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B , B3)	12/01/13	8.875	503,750
					576,875
Support - Services (0.5%)
675	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom) ‡§	(B , B1)	08/01/15	8.625	590,625
325	Carlson Wagonlit BV, Rule 144A, Company Guaranteed Notes (Callable 08/29/08 @ $104.00) (Netherlands) ‡#	(B- , B2)	05/01/15	10.607	419,884
					1,010,509
Telecom - Integrated/Services (1.8%)
950	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B- , B3)	12/15/14	10.750	945,250
350	Hellas II, Rule 144A, Company Guaranteed Notes (Callable 08/29/08 @ $102.00) (Luxembourg) ‡#	(CCC+ , Caa1)	01/15/15	8.463	267,750
1,400	Intelsat Jackson Holdings, Ltd., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.62) (Bermuda) §	(CCC+ , Caa2)	06/15/16	11.250	1,424,500
500	Nordic Telephone Co. Holdings, Rule 144A, Senior Secured Notes (Callable 08/29/08 @ $101.00) (Denmark) ‡#	(B+ , B2)	05/01/16	10.357	779,897
					3,417,397
Telecommunications (0.3%)
600	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada) ‡	(B- , B3)	07/15/16	10.750	597,000
Textiles & Apparel (0.1%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg) ‡	(CCC , B3)	11/15/12	9.875	157,161
Transportation - Excluding Air/Rail (0.6%)
1,100	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+ , B1)	12/15/13	8.500	1,127,500
TOTAL FOREIGN CORPORATE BONDS (Cost $17,759,082)					15,911,428
Number of Shares
COMMON STOCKS (0.1%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust *^				0
1,219	Safelite Realty Corp. *^				9,752
					9,752
Chemicals (0.0%)
4,893	Huntsman Corp.				55,780
Commingled Funds (0.0%)
7,500	Adelphia *^				0
750,000	Adelphia Recovery Trust *^				0
					0

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2008 (unaudited)

Number of Shares				Value
COMMON STOCKS
Hotels, Restaurants & Leisure (0.0%)
12,000	Progressive Gaming International Corp *			$15,000
Printing & Publishing (0.1%)
10,652	Mail Well, Inc., Rule 144A *‡			104,070
Steel Producers/Products (0.0%)
2,803	WCI Steel Acquisition, Inc. *			8,409
TOTAL COMMON STOCKS (Cost $1,588,633)				193,011
WARRANTS (0.0%)
Building Materials (0.0%)
1,250	Dayton Superior Corp., Rule 144A, strike price $0.01, expires 06/15/09 *^‡ (Cost $25,000)			13
SHORT-TERM INVESTMENTS (14.4%)
24,300,678	State Street Navigator Prime Portfolio §§			24,300,678
Par (000)		Maturity	Rate%
$2,823	State Street Bank and Trust Co. Euro Time Deposit	07/01/08	0.850	2,823,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,123,678)				27,123,678
TOTAL INVESTMENTS AT VALUE (111.0%) (Cost $229,739,202)				209,249,373
LIABILITIES IN EXCESS OF OTHER ASSETS (-11.0%)				(20,816,099)
NET ASSETS (100.0%)				$188,433,274

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $29,835,560 or 15.8% of net assets.

+  Step Bond - The interest rate stated is as of June 30, 2008 and will reset at a future date.

Ø  Bond is currently in default.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

#  Variable rate obligations - The interest rate is the rate as of June 30, 2008.

(1)  Par value of security held is less than 1,000.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $24,300,678 (Cost $229,739,202) (Note 2)	$209,249,373 [1]
Cash	12,961
Foreign currency at value (cost $215,370)	219,486
Interest and dividend receivable	4,389,820
Receivable for investments sold	730,790
Unrealized appreciation on forward currency contracts (Note 2)	14,585
Prepaid expenses and other assets	65,588
Total Assets	214,682,603
Liabilities
Advisory fee payable (Note 3)	217,955
Administrative services fee payable (Note 3)	29,625
Payable upon return of securities loaned (Note 2)	24,300,678
Payable for investments purchased	1,520,009
Directors' fee payable	28,224
Unrealized depreciation on forward currency contracts (Note 2)	16,704
Other accrued expenses payable	136,134
Total Liabilities	26,249,329
Net Assets
Applicable to 49,924,351 shares outstanding	$188,433,274
Net Assets Consist of
Capital stock, $0.001 par value (Note 6)	$49,924
Paid-in capital (Note 6)	380,441,679
Accumulated net investment loss	(1,341,102)
Accumulated net realized loss on investments and foreign currency transactions	(170,231,321)
Net unrealized depreciation on investments and foreign currency translations	(20,485,906)
Net Assets	$188,433,274
Net Asset Value Per Share ($188,433,274 / 49,924,351)	$3.77
Market Price Per Share	$3.35

1  Including $23,797,300 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2008 (unaudited)

Investment Income (Note 2)
Interest	$8,910,535
Dividends	979
Securities lending	375,894
Total investment income	9,287,408
Expenses
Investment advisory fees (Note 3)	434,151
Administrative services fees (Note 3)	43,411
Custodian fees	49,287
Directors' fees (Note 3)	47,566
Printing fees (Note 3)	42,817
Legal fees	37,083
Audit and tax fees	24,703
Transfer agent fees	4,208
Insurance expense	2,130
Miscellaneous expense	5,257
Total expenses	690,613
Net investment income	8,596,795
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(8,582,112)
Net realized loss from foreign currency transactions	(261,658)
Net change in unrealized appreciation (depreciation) from investments	(5,308,394)
Net change in unrealized appreciation (depreciation) from foreign currency translations	61,456
Net realized and unrealized loss from investments and foreign currency related items	(14,090,708)
Net decrease in net assets resulting from operations	$(5,493,913)

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income	$8,596,795	$18,264,125
Net realized loss from investments, swap contracts and foreign currency transactions	(8,843,770)	(110,588)
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency translations	(5,246,938)	(15,212,229)
Net increase (decrease) in net assets resulting from operations	(5,493,913)	2,941,308
From Dividends
Dividends from net investment income	(8,986,383)	(16,472,660)
Net decrease in net assets resulting from dividends	(8,986,383)	(16,472,660)
From Capital Share Transactions (Note 6)
Reinvestment of dividends	—	127,098
Net increase in net assets from capital share transactions	—	127,098
Net decrease in net assets	(14,480,296)	(13,404,254)
Net Assets
Beginning of period	202,913,570	216,317,824
End of period	$188,433,274	$202,913,570
Accumulated net investment loss	$(1,341,102)	$(932,496)

See Accompanying Notes to Financial Statements.

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Credit Suisse Asset Management Income Fund, Inc.

Financial Highlights

For the Six Months Ended 6/30/08
Per share operating performance	(unaudited)
Net asset value, beginning of period	$4.06
INVESTMENT ACTIVITIES
Net investment income	0.18
Net realized and unrealized gain (loss) on investments, swap contracts, futures contracts and foreign currency related items (both realized and unrealized)	(0.29)
Total from investment activities	(0.11)
LESS DIVIDENDS
Net investment income	(0.18)
Return of capital	—
Total dividends	(0.18)
Net asset value, end of period	$3.77
Per share market value, end of period	$3.35
TOTAL INVESTMENT RETURN
Net asset value[4]	(2.27)%
Market value	(1.52)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$188,433
Ratio of expenses to average net assets	0.72%[5]
Ratio of net investment income to average net assets	9.28%[5]
Portfolio turnover rate	19.0%

1  As required, effective January 1, 2001 the Fund has adopted provisions of AICPA Audit and Accounting Guide for Investment Companies and has begun amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share by $0.004 and increase to net realized and unrealized gains and losses per share by $0.004 and a decrease to the net ratio of investment income to average net assets from 11.73% to 11.66%. Per share ratio and supplemental data for prior periods have not been restated to reflect this change.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each period, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.

5  Annualized.

6  Due to the realignment of the Fund's portfolio in connection with the combination with Credit Suisse Strategic Global Income Fund, Inc., the cost of purchases of $30,040,944 and proceeds from sales of $37,801,151 have been excluded from the Portfolio Turnover calculations.

  Note: Current Year permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

See Accompanying Notes to Financial Statements.

	For the Year Ended
Per share operating performance	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01[1]	12/31/00	12/31/99	12/31/98
Net asset value, beginning of period	$4.34	$4.24	$4.56	$4.41	$3.91	$4.74	$5.70	$7.34	$7.77	$8.44
INVESTMENT ACTIVITIES
Net investment income	0.36	0.36	0.36	0.35	0.37	0.42	0.61[2]	0.67	0.75	0.71
Net realized and unrealized gain (loss) on investments, swap contracts, futures contracts and foreign currency related items (both realized and unrealized)	(0.31)	0.14	(0.28)	0.22	0.58	(0.55)	(0.85)	(1.55)	(0.46)	(0.66)
Total from investment activities	0.05	0.50	0.08	0.57	0.95	(0.13)	(0.24)	(0.88)	0.29	0.05
LESS DIVIDENDS
Net investment income	(0.33)	(0.40)	(0.40)	(0.40)	(0.43)	(0.62)	(0.72)	(0.76)	(0.72)	(0.72)
Return of capital	—	—	(0.00)[3]	(0.02)	(0.02)	(0.08)	—	—	—	—
Total dividends	(0.33)	(0.40)	(0.40)	(0.42)	(0.45)	(0.70)	(0.72)	(0.76)	(0.72)	(0.72)
Net asset value, end of period	$4.06	$4.34	$4.24	$4.56	$4.41	$3.91	$4.74	$5.70	$7.34	$7.77
Per share market value, end of period	$3.58	$4.38	$3.67	$4.45	$4.50	$3.88	$4.98	$5.56	$6.06	$7.56
TOTAL INVESTMENT RETURN
Net asset value[4]	1.59%	12.73%	1.74%	13.55%	24.59%	(5.26)%	(6.04)%	(12.37)%	4.50%	0.47%
Market value	(11.32)%	31.44%	(9.76)%	8.60%	28.11%	(10.52)%	1.15%	3.55%	(11.32)%	(5.68)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$202,914	$216,318	$211,536	$227,374	$219,864	$195,089	$236,652	$197,817	$254,857	$269,507
Ratio of expenses to average net assets	0.78%	0.74%	0.82%	0.78%	0.78%	0.79%	1.07%	0.78%	0.78%	0.81%
Ratio of net investment income to average net assets	8.75%	8.32%	8.20%	8.08%	8.83%	9.93%	11.66%	10.10%	9.90%	8.59%
Portfolio turnover rate	49.7%	58.0%	61.5%	57.8%	77.8%	61.1%	50.1%[6]	39.1%	43.5%	84.7%

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements

June 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Fund is to seek current income through investment primarily in debt securities.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excludes 144A securities that have been determined to be liquid under procedures established by the Board of Directors). These securities are valued pursuant to the valuation procedures noted above.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2008 (unaudited)

use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$24,509,937	$(2,119)
Level 2 — Other Significant Observable Inputs	184,541,571	—
Level 3 — Significant Unobservable Inputs	197,865	—
Total	$209,249,373	$(2,119)

*  Other financial instruments include futures, forwards and swap contracts.

As of June 30, 2008, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.11% of net assets.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is accrued as earned. The Fund amortizes premiums and accretes discounts using the effective yield method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Discount or premium on mortgage backed securities is recorded upon receipt of principal payments on the underlying mortgage pools.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2008 (unaudited)

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its' current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) DELAYED DELIVERY COMMITMENTS — The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2008, the Fund had no open futures contracts.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2008 (unaudited)

purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2008, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Sold	Contract Amount	Contract Value	Unrealized Gain/(Loss)
British Pound	7/11/2008	£(325,000)	$(637,936)	$(646,236)	$(8,300)
European Economic Unit	7/11/2008	€(276,000)	(426,199)	(434,603)	(8,404)
European Economic Unit	7/11/2008	€(680,000)	(1,083,240)	(1,070,762)	12,478
European Economic Unit	7/11/2008	€(1,685,000)	(2,655,392)	(2,653,285)	2,107
			$(4,802,767)	$(4,804,886)	$(2,119)

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $911,961, of which $399,679 was rebated to borrowers (brokers). The Fund retained $375,894 in income from the cash collateral investment, and SSB, as lending agent, was paid $136,388. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

K) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2008 (unaudited)

L) CREDIT DEFAULT SWAPS — The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. At June 30, 2008, the Fund had no outstanding credit default swap contracts.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund's outstanding shares or its average weekly net assets. For the six months ended June 30, 2008, investment advisory fees earned were $434,151.

SSB serves as accounting and administrative agent to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2008, administrative services fees earned by SSB (including out-of-pocket expenses) were $43,411.

The Independent Directors receive fifty percent (50%) of their annual retainer in the form of shares. Beginning in 2008, the Independent Directors can elect to receive up to 100% of their annual retainer in shares of the Fund. Directors as a group own less than 1% of the Funds outstanding shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid $8,149 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. no longer serves as administrative agent and syndication agent to the credit facility. At June 30, 2008, and during the six months ended June 30, 2008, the Fund had no borrowings under the Credit Facility.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2008 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $38,694,256 and $35,367,152, respectively.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $229,739,202, $1,522,497, $(22,012,326) and $(20,489,829), respectively.

Note 6. Fund Shares

The Fund has one class of shares of common stock, par value $.001 per share; one hundred million shares are authorized. Transactions in shares of common stock were as follows:

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Shares issued through reinvestment of dividends	—	28,763

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Asset Management Income Fund, Inc.

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 14, 2008.

Credit Suisse Asset Management Income Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us

• On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund (the "Fund") offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund's common stock. Computershare Trust Company, N.A. ("Computershare") acts as Plan Agent for stockholders in administering the Plan.

Participation in the Plan is voluntary. In order to participate in the Plan, you must be a registered holder of at least one share of stock of the Fund. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online "Account Access" and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share ("NAV") of the Fund's common stock on the payment date, or (ii) 95% of the market price per share of the Fund's common stock on the payment date. If the NAV of the Fund's common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund's common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by requesting a certificate or a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:  www.computershare.com

By phone:  (800) 730-6001 (U.S. and Canada)
  (781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:  Credit Suisse Asset Management Income Fund, Inc.
  c/o Computershare
  P.O. Box 43078
  Providence, Rhode Island 02940-3078

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Credit Suisse Asset Management Income Fund, Inc. may from time to time purchase shares of its capital stock in the open market.

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Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Single Country
The Chile Fund, Inc. (AMEX: CH)
The First Israel Fund, Inc. (AMEX: ISL)
The Indonesia Fund, Inc. (AMEX: IF)

Multiple Country
The Emerging Markets Telecommunications Fund, Inc. (AMEX: ETF)
The Latin America Equity Fund, Inc. (AMEX: LAQ)

Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (AMEX: CIK)
Credit Suisse High Yield Bond Fund (AMEX: DHY)

Literature Request — Call today for free descriptive information on the closed-end funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us.

OPEN-END FUNDS

Credit Suisse Absolute Return Fund

Credit Suisse Cash Reserve Fund

Credit Suisse Commodity Return Strategy Fund

Credit Suisse Global Fixed Income Fund

Credit Suisse Global Small Cap Fund

Credit Suisse High Income Fund

Credit Suisse International Focus Fund

Credit Suisse Large Cap Blend Fund

Credit Suisse Large Cap Growth Fund

Credit Suisse Large Cap Value Fund

Credit Suisse Mid-Cap Core Fund

Credit Suisse Small Cap Core Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-market, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 800-927-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

Credit Suisse Asset Management Securities, Inc., Distributor.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

  CIK-SAR-0608

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 3, 2008.

Item 11. Controls and Procedures.

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 4, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 4, 2008